Restructuring And Other Related Charges (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 57.1	$ 79.5	$ 86.9
Restructuring charges	152.4	97.5	102.3
Severance costs	111.0	81.0	79.0
Other restructuring costs	30.0	17.0	23.0
Cash charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	140.0	94.0	92.0
Non-cash charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12.0	$ 4.0	$ 10.0
Operating segments | Dental | Trade names
Restructuring Cost and Reserve [Line Items]
Impairment of trade name	$ 11.0